Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets [Abstract]
Intangible assets
10.	Intangible assets

	Patents £'000	Computer software £’000	Assets under construction £’000	Total £’000
Cost:
At January 1, 2019	516	867	13	1,396
Additions	-	76	122	198
Transferred	-	24	(24)	-
Write-offs	-	(967)	(111)	(1,078)
At December 31, 2019	516	-	-	516
Additions	-	-	-	-
Transferred	-	-	-	-
Write-offs	-	-	-	-
At December 31, 2020	516	-	-	516
Amortization and impairment:
At January 1, 2019	516	562	-	1,078
Write-offs	-	(772)	-	(772)
Amortization for the year	-	210	-	210
At December 31, 2019	516	-	-	516

Write-offs	-	-	-	-
Amortization for the year	-	-	-	-
At December 31, 2020	516	-	-	516
Carrying value:
At December 31, 2020	-	-	-	-
At December 31, 2019	-	-	-	-
At January 1, 2019	-	305	13	318

There were no movements on intangible assets for the year ended December 31, 2020 and a nil net book value remains.

Patent and trademarks comprise the purchase of intellectual property from the Company’s predecessor on January 1, 2016. Assets under construction represents the development of bespoke software.

Following a review undertaken during the year ended December 31, 2019, intangible assets with an aggregate value of £306,000 were written-off comprised of £195,000 of computer software and £111,000 of assets under construction.